Note 19 - Share-based Payment - Schedule of Restricted Stock Unit Acitvity (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Statement Line Items [Line Items]
Granted, units	15,000	6,371
Granted, weighted average exercise price (in dollars per share)	$ 0	$ 0
Restricted stock units [member]
Statement Line Items [Line Items]
Outstanding, units	256	38,833
Outstanding, weighted average fair value (in dollars per share)	$ 7.02	$ 3.03
Granted, units	822,934	38,484
Granted, weighted average fair value (in dollars per share)	$ 10.66
Granted, weighted average exercise price (in dollars per share)		$ 7.69
Vested, units (in shares) | shares	(476,543)	(76,719)
Vested, weighted average exercise price (in dollars per share)	$ 6.35	$ 5.34
Forfeited, units	0	(342)
Forfeited, weighted average fair value (in dollars per share)	$ 0	$ 7.02
Outstanding, units	346,647	256
Outstanding, weighted average fair value (in dollars per share)	$ 16.59	$ 7.02